Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Related Party Transactions (Textual) [Abstract]
Deferred gains	$ 941	$ 942
Receivables from employees	230	155
Annual consulting fee	190
Annual consulting fee for renewal	150
Amended consulting agreement period	5 years
Consulting agreement renewal period	1 year
Interest owned in service contract	26.66%
Aggregate amount payable under the service contract	1,000
Amount incurred from the service contract	$ 625